Equity-based Compensation - LTIP Units Activity (Details) - LTIP Units	9 Months Ended
Sep. 30, 2020 $ / shares shares
Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	47,620
Ending balance (in shares) | shares	47,620
Weighted Average Participation Threshold
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	21.00
Ending balance (in dollars per share) | $ / shares	$ 21.00